Segmented information:	9 Months Ended
Dec. 31, 2011
Segmented information:
Segmented information:
23.	Segmented information:

The Company’s business operates in four reportable operating segments:

•	CWI which serves the medium- to heavy-duty engine markets. The fuel for CWI engines is typically carried on vehicles as compressed natural gas or liquefied natural gas;

•	Westport LD, which designs, produces and sells high-performance alternative fuel engines targeting the global CNG and LPG industrial and light-duty automotive market;

•

Westport HD, which offers a 15-litre LNG engine for the heavy-duty trucking market. Westport HD is our proprietary development platform, engaged in the engineering, design and marketing of natural-gas enabling technology for the heavy-duty diesel engine and truck market; and

•

Corporate, which includes corporate costs such as R&D, G&A, marketing, interest and other charges, foreign exchange and depreciation that cannot be attributed to a particular segment and are incurred by all segments.

These reporting segments offer different products and services and are managed separately as each business requires different technology and marketing strategies.

The accounting policies for the reportable segments are consistent with those described in note 2. The Company evaluates segment performance based on the net operating income (loss), which is before income taxes and does not include depreciation and amortization, foreign exchange gains and losses, bank charges, interest and other expenses, interest and other income, and gain on sale of long-term investments. The Company did not record any intersegment sales or transfers for the nine months ended December 31, 2011 and the years ended March 31, 2011 and 2010.

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Revenue:
CWI	$138,844	$111,287	$111,818
Westport LD	59,191	23,713	—
Westport HD	28,505	13,062	9,835
Corporate	—	—	—

	$226,540	$148,062	$121,653

Net operating income (loss):
CWI	$42,833	$25,399	$22,269
Westport LD	(8,820)	(2,183)	—
Westport HD	(23,221)	(18,371)	(22,085)
Corporate	(21,971)	(20,299)	(16,303)

	(11,179)	(15,454)	(16,119)

Depreciation and amortization:
CWI	(80)	(80)	(60)
Westport LD	(5,103)	(1,305)	—
Westport HD	—	—	—
Corporate	(1,097)	(2,070)	(1,768)

	(6,280)	(3,455)	(1,828)

Loss before undernoted	(17,459)	(18,909)	(17,947)
Other income (expense), net	290	(5,801)	(1,101)

Income before income taxes	$(17,169)	$(24,710)	$(19,048)

Capital expenditures:
CWI	$146	$442	$53
Westport LD	2,118	211	—
Corporate	11,005	2,960	151

	$13,269	$3,613	$204

For the nine months ended December 31, 2011, 60% (years ended March 31, 2011 – 60%; March 31, 2010 – 67%) of the Company’s revenue was from sales in the Americas, 18% (years ended March 31, 2011 – 15%; March 31, 2010 – 14%) from sales in Asia, and 22% (years ended March 31, 2011 – 25%; March 31, 2010—19%) from sales elsewhere.

As at December 31, 2011, total goodwill of $55,814 (March 31, 2011 – $8,202) was allocated to the Westport LD segment. As at December 31, 2011, total long-term investments of $7,732 (March 31, 2011 – $5,622) was allocated to the Corporate segment and $637 (March 31, 2011 – $nil) was allocated to the Westport LD segment. Total assets are allocated as follows:

	December 31, 2011	March 31, 2011
CWI	$52,369	$41,181
Westport LD	101,324	46,708
Westport HD and corporate	202,982	185,485

	$356,675	$273,374

Capital assets and goodwill information by geographic area:

	December 31, 2011	March 31, 2011
Italy	$72,378	$12,755
Canada	16,294	6,701
Sweden	2,519	—
United States	812	787
Australia	32	—
China	22	42

	$92,057	$20,285